RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS, Cash Flow Statement (Details) - USD ($)		3 Months Ended				6 Months Ended
	Jun. 30, 2020	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Sep. 30, 2020	Jun. 30, 2021	Dec. 31, 2020
Cash Flow Statement [Abstract]
Net loss	$ (1,000)	$ (8,594,791)	$ 1,517,138	$ (429,155)	$ (429,155)	$ (7,077,653)	$ (8,247,187)
Change in fair value of warrant liability	0				(181,000)	1,810,000	7,240,000
Transaction costs allocated to warrant liability				580,000	580,000		580,000
Net cash used in operating activities	$ 0				(24,003)	$ (800,797)	(455,960)
As Previously Reported [Member]
Cash Flow Statement [Abstract]
Net loss				(30,155)	(30,155)		(427,187)
Change in fair value of warrant liability					0		0
Transaction costs allocated to warrant liability				0	0		0
Net cash used in operating activities					(24,003)		(455,960)
Accounting For Warrants [Member | Revision of Prior Period, Change in Accounting Principle, Adjustment [Member]
Cash Flow Statement [Abstract]
Net loss				(399,000)	(399,000)		(7,820,000)
Change in fair value of warrant liability					(181,000)		7,240,000
Transaction costs allocated to warrant liability				$ 580,000	580,000		580,000
Net cash used in operating activities					$ 0		$ 0